Tax on Profit/(Loss) for the Year and Deferred Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Tax on Profit/(Loss) for the Year and Deferred Tax

Note 8—Tax on Profit/(Loss) for the Year and Deferred Tax

	2018	2017	2016
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	394	477	227

	394	477	227

Tax for the year can be explained as follows:
Profit/(loss) before tax	(130,491)	(124,374)	(68,732)
Tax at the Danish corporation tax rate of 22%	28,708	27,362	15,121

Tax effect of:
Non-deductible costs	(4,327)	(1,553)	(1,153)
Additional tax deductions	4,074	356	65
Share of profit/(loss) of associate	(71)	—	—
Unrecognized deferred tax from associate	(2,312)	—	—
Tax credits	—	(1,028)	(740)
Other effects including effect of different tax rates	143	598	266
Valuation adjustments on deferred tax assets	(25,821)	(25,258)	(13,332)

Tax on profit/(loss) for the year	394	477	227
Effective tax rate	(0.30)%	(0.38)%	(0.33)%

No changes to deferred tax has been recognized in the consolidated statement of profit or loss for 2018, 2017 or 2016.

	2018	2017	2016
	(EUR’000)
Specification of Deferred Tax Asset
Tax deductible losses	(74,120)	(52,084)	(27,188)
Deferred income	(3,092)	(86)	(144)
Other temporary differences	(1,324)	(545)	(124)
Valuation allowances	78,536	52,715	27,456

Total Deferred Tax Asset at December 31	0	0	0

The deferred tax assets have not been recognized in the consolidated statements of financial position due to uncertainty relating to the future utilization. The deferred tax asset can be carried forward without timing limitations. For tax losses carried forward, certain limitations exist for amounts to be utilized each year.

Under Danish tax legislation, tax losses may be partly refunded by the tax authorities to the extent such tax losses arise from research and development activities. For the year ended December 31, 2018, the jointly taxed Danish entities had a negative taxable income, and accordingly were entitled to a tax refund of approximately €0.7 million, compared to approximately €0.7 million and €0.7 million for the years ended December 31, 2017 and 2016, respectively.

The parent company Ascendis Pharma A/S is jointly taxed with its Danish subsidiaries. The current Danish corporation tax is allocated between the jointly taxed Danish companies in proportion to their taxable income (full absorption with refunds for tax losses). These companies are taxed under the on-account tax scheme.